Accounts Receivable - Schedule of Accounts Receivable (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross accounts receivable	$ 1,314,201		$ 295,704
Less: allowance for doubtful accounts and contractual adjustments	788,060		156,723
Accounts receivable, net	$ 526,141		138,981
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Gross accounts receivable		$ 1,356,105	876,381	1,044,768
Less: allowance for doubtful accounts and contractual adjustments		890,537	552,120	814,919
Accounts receivable, net		$ 465,568	$ 324,261	$ 229,849